Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Commissions (including $521,107 and $286,237, respectively, to related party)	$ (1,214,562)	$ (2,436,200)
Net revenue	21,684,386	39,252,377
Operating expenses
Voyage expenses, net	3,522,285	(895,290)
Vessel operating expenses (including $111,161 and $88,682, respectively, to related party)	10,086,286	9,225,158
Dry-docking expenses	2,119,835	1,685,985
Vessel depreciation	5,111,289	5,325,634
Related party management fees	1,541,355	1,464,064
General and administrative expenses (including $625,000 and $675,000 to related party)	1,597,115	1,432,236
Other operating loss	500,000	0
Total operating expenses	24,478,165	18,237,787
Operating income / (loss)	(2,793,779)	21,014,590
Other income/(expenses)
Interest and other financing costs	(2,859,208)	(1,405,623)
Gain on derivatives, net	2,565,250	1,475,799
Foreign exchange gain / (loss)	(8,313)	27,376
Interest income	371,477	386
Other income, net	69,206	97,938
Net income / (loss)	$ (2,724,573)	$ 21,112,528
Earnings / (loss) per share, basic (in dollars per share)	$ (0.98)	$ 7.35
Weighted average number of shares outstanding during the period, basic (in shares)	2,782,000	2,872,966
Earnings / (loss) per share, diluted (in dollars per share)	$ (0.98)	$ 7.25
Weighted average number of shares outstanding during the period, diluted (in shares)	2,782,000	2,911,737
Time Charter [Member]
Revenues
Revenue from Contract with Customer	$ 20,289,173	$ 41,688,577
Voyage Charter [Member]
Revenues
Revenue from Contract with Customer	$ 2,609,775	$ 0